Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Net of allowance for credit losses (in Dollars)	$ 669	$ 380
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	15,000,000	15,000,000
Ordinary shares, shares issued	5,958,757	2,151,745
Ordinary shares, shares outstanding	5,958,757	2,151,745